CASH AND CASH EQUIVALENTS - Additional Information (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of cash and cash equivalents [line Items]
Cash in bank and on hand	€ 184	€ 164
Subsidiaries in capital control restrictions countries
Disclosure of cash and cash equivalents [line Items]
Cash in bank and on hand	€ 22	€ 18